Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) - Schedule of Financial Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest on short-term bank deposits	S/ 29,156	S/ 12,894	S/ 959
Comercial interests	883	856	438
Interest on loans to third parties	185	127	442
Other	1,076	1,577	807
Financial income total	31,300	15,454	2,646
Interest expense on:
Bank loans	94,252	64,010	55,290
Bonds	18,102	34,844	36,830
Loans from third parties	7,236	6,345	12,642
Financial lease right-of-use	4,714	4,505	3,982
Financial lease	9	474	862
Commissions and collaterals	14,599	22,389	23,034
Interest from Tax Administration	19,802	16,326	14,236
Exchange difference loss, net	23,162	269	47,211
Factoring expenses	3,171	1,973	93
Other financial expenses	4,997	5,339	2,235
Financial income expenses	S/ 190,044	S/ 156,474	S/ 196,415